First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 65.2%
	Collateralized Mortgage Obligations — 50.0%
	Federal Home Loan Mortgage Corporation
$3,932,064	Series 2015-4471, Class JB	3.50%	09/15/43	$3,403,145
5,904,762	Series 2015-4499, Class CZ	3.50%	08/15/45	5,083,690
4,541,768	Series 2017-4680, Class YZ	3.50%	05/15/47	3,949,309
4,442,000	Series 2017-4738, Class TY	3.00%	12/15/47	3,493,398
3,154,090	Series 2017-4745, Class CZ	3.50%	01/15/48	2,808,050
4,752,762	Series 2019-4924, Class XB	3.00%	10/25/49	3,544,885
3,616,193	Series 2021-5140, Class ZD	2.00%	08/25/51	2,015,469
12,635,365	Series 2021-5179, Class GZ	2.00%	01/25/52	6,867,455
13,338,822	Series 2022-5213, Class DB	3.00%	04/25/52	11,218,670
	Federal National Mortgage Association
1,016,231	Series 2005-74, Class NZ	6.00%	09/25/35	1,100,739
23,671,962	Series 2012-134, Class ZC	2.50%	12/25/42	18,057,011
1,464,519	Series 2013-19, Class ZD	3.50%	03/25/43	1,284,348
6,203,000	Series 2013-95, Class PY	3.00%	09/25/43	4,884,472
4,340,315	Series 2015-89, Class CZ	4.00%	08/25/45	4,023,041
7,208,539	Series 2016-94, Class MB	2.50%	12/25/46	5,561,828
2,189,014	Series 2018-84, Class ZM	4.00%	11/25/48	2,042,144
8,194,420	Series 2022-22, Class HZ	2.50%	05/25/52	5,386,630
2,703,725	Series 2023-44, Class PO, PO	(a)	10/25/53	2,096,860
10,366,027	Series 2023-59, Class CZ	2.50%	11/25/49	6,786,614
	Government National Mortgage Association
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,296,519
6,822,065	Series 2014-94, Class Z	4.50%	01/20/44	6,625,628
10,084,424	Series 2014-26, Class MZ	3.00%	02/20/44	8,737,874
1,277,231	Series 2015-164, Class MZ	3.00%	09/20/45	987,061
329,729	Series 2015-168, Class GI, IO	5.50%	02/16/33	4,199
6,000,000	Series 2016-83, Class BP	3.00%	06/20/46	4,931,580
4,777,122	Series 2016-111, Class PB	2.50%	08/20/46	3,519,044
10,630,673	Series 2018-53, Class BZ	3.50%	04/20/48	9,245,820
3,510,000	Series 2022-30, Class AL	3.00%	02/20/52	2,508,062
8,475,374	Series 2022-124, Class MY	3.50%	07/20/52	7,254,006
10,147,137	Series 2022-128, Class PN	4.00%	07/20/52	8,908,377
3,500,400	Series 2022-137, Class JY	4.00%	08/20/52	3,043,144
16,311,032	Series 2023-164, Class AZ	3.00%	01/20/52	11,801,645
				162,470,717
	Commercial Mortgage-Backed Securities — 15.2%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,727,000	Series 2018-K155, Class A3	3.75%	04/25/33	3,504,242
2,670,000	Series 2018-K156, Class A3	3.70%	06/25/33	2,505,114
640,000	Series 2018-K157, Class A3	3.99%	08/25/33	613,603
5,610,000	Series 2018-K159, Class A3	3.95%	11/25/33	5,388,173
1,936,000	Series 2019-K095, Class XAM, IO (b)	1.37%	06/25/29	110,960
2,050,000	Series 2019-K1510, Class A3	3.79%	01/25/34	1,934,138
17,341,808	Series 2019-K1511, Class X1, IO (b)	0.93%	03/25/34	910,127
485,000	Series 2019-K1512, Class A3	3.06%	04/25/34	421,599
1,800,000	Series 2019-K1514, Class A2	2.86%	10/25/34	1,539,616
9,960,382	Series 2020-K111, Class XAM, IO (b)	1.91%	05/25/30	930,423
7,550,000	Series 2020-K120, Class XAM, IO (b)	1.31%	10/25/30	508,775

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$1,984,673	Series 2020-K1515, Class X1, IO (b)	1.64%	02/25/35	$220,551
2,142,000	Series 2020-K1517, Class A2	1.72%	07/25/35	1,603,728
45,545,929	Series 2021-K129, Class X1, IO (b)	1.14%	05/25/31	2,538,384
25,500,000	Series 2021-K131, Class XAM, IO (b)	1.04%	07/25/31	1,492,976
2,570,000	Series 2021-K1519, Class A2	2.01%	12/25/35	1,962,726
800,000	Series 2021-K1520, Class A2	2.44%	02/25/36	630,481
186,944,000	Series 2022-K140, Class XAM, IO (b)	0.40%	01/25/32	3,932,718
1,450,000	Series 2022-K145, Class A2	2.58%	05/25/32	1,263,086
6,000,000	Series 2022-K146, Class A2	2.92%	06/25/32	5,362,190
117,858,876	Series 2023-K153, Class X1, IO (b)	0.60%	12/25/32	4,053,131
5,000,000	Series 2023-KG08, Class A2	4.13%	05/25/33	4,863,949
	Federal Home Loan Mortgage Corporation Multifamily ML Certificates
2,485,840	Series 2023-ML15, Class A (b)	4.14%	01/25/40	2,347,347
	Government National Mortgage Association
900,619	Series 2020-159, Class Z (c)	2.50%	10/16/62	365,324
496,617	Series 2020-197, Class Z (b)	2.25%	10/16/62	174,548
214,731	Series 2021-4, Class Z (b)	2.00%	09/16/62	66,845
923,711	Series 2021-28, Class Z (b)	2.00%	10/16/62	316,075
				49,560,829
	Total U.S. Government Agency Mortgage-Backed Securities			212,031,546
	(Cost $212,730,862)
U.S. GOVERNMENT BONDS AND NOTES — 24.2%
5,000,000	U.S. Treasury Bond	1.88%	02/15/41	3,541,602
3,000,000	U.S. Treasury Bond	1.75%	08/15/41	2,060,332
7,500,000	U.S. Treasury Bond	2.00%	11/15/41	5,359,277
10,000,000	U.S. Treasury Bond	2.38%	02/15/42	7,570,312
4,600,000	U.S. Treasury Bond	3.25%	05/15/42	3,984,750
5,000,000	U.S. Treasury Bond	3.38%	08/15/42	4,403,516
5,000,000	U.S. Treasury Bond	4.00%	11/15/42	4,801,270
10,000,000	U.S. Treasury Bond	3.88%	05/15/43	9,411,719
10,000,000	U.S. Treasury Bond	4.38%	08/15/43	10,075,000
4,000,000	U.S. Treasury Bond	4.75%	11/15/43	4,235,625
2,000,000	U.S. Treasury Bond	4.00%	11/15/52	1,921,953
6,000,000	U.S. Treasury Bond	4.13%	08/15/53	5,901,562
8,200,000	U.S. Treasury Bond	4.75%	11/15/53	8,954,656
2,000,000	U.S. Treasury Note	4.13%	07/31/28	2,019,336
5,000,000	U.S. Treasury Note	2.88%	05/15/32	4,625,391
	Total U.S. Government Bonds and Notes			78,866,301
	(Cost $77,377,769)
U.S. GOVERNMENT AGENCY SECURITIES — 6.9%
5,722,000	Tennessee Valley Authority	5.25%	09/15/39	6,066,720
6,049,000	Tennessee Valley Authority	4.25%	09/15/52	5,516,249
10,000,000	Tennessee Valley Authority	5.38%	04/01/56	10,848,081
	Total U.S. Government Agency Securities			22,431,050
	(Cost $22,146,521)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
19,681	First Trust Intermediate Government Opportunities ETF (d)	$402,083
	(Cost $378,560)
MONEY MARKET FUNDS — 1.7%
5,461,882	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (e)	5,461,882
	(Cost $5,461,882)
	Total Investments — 98.1%	319,192,862
	(Cost $318,095,594)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.3%
	Call Options Purchased — 1.2%
260	U.S. 5-Year Treasury Futures Call	$28,181,561	$104.00	02/23/24	1,141,562
70	U.S. 5-Year Treasury Futures Call	7,587,343	105.00	02/23/24	237,344
25	U.S. 5-Year Treasury Futures Call	2,720,899	108.50	05/24/24	32,813
130	U.S. 10-Year Treasury Futures Call	14,602,656	104.00	02/23/24	1,082,656
185	U.S. 10-Year Treasury Futures Call	20,780,702	105.50	02/23/24	1,263,203
75	U.S. 10-Year Treasury Futures Call	8,472,656	113.00	05/24/24	123,047
100	U.S. 10-Year Treasury Futures Call	11,296,875	114.00	05/24/24	123,438
	Total Call Options Purchased				4,004,063
	(Cost $2,019,870)
	Put Options Purchased — 0.1%
25	U.S. 10-Year Treasury Futures Put	2,824,219	112.50	05/24/24	35,547
10	U.S. Treasury Long Bond Futures Put	1,223,438	118.00	05/24/24	16,250
10	U.S. Treasury Long Bond Futures Put	1,223,438	119.00	05/24/24	19,375
20	U.S. Treasury Long Bond Futures Put	2,446,875	121.00	05/24/24	54,062
	Total Put Options Purchased				125,234
	(Cost $154,155)
	Total Purchased Options				4,129,297
	(Cost $2,174,025)
	Net Other Assets and Liabilities — 0.6%				1,896,397
	Net Assets — 100.0%				$325,218,556
Futures Contracts at January 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	137	Mar-2024	$28,174,906	$51,398
U.S. 5-Year Treasury Notes	Long	246	Mar-2024	26,664,094	91,477
U.S. 10-Year Treasury Notes	Long	313	Mar-2024	35,158,703	143,772
Ultra U.S. Treasury Bond Futures	Long	360	Mar-2024	46,518,750	(507,173)
U.S. Treasury Long Bond Futures	Short	800	Mar-2024	(97,875,000)	4,909
Ultra 10-Year U.S. Treasury Notes	Short	266	Mar-2024	(31,088,750)	(350,088)
				$7,552,703	$(565,705)

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(a)	Zero coupon security.
(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Investment in an affiliated fund.
(e)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$212,031,546	$—	$212,031,546	$—
U.S. Government Bonds and Notes	78,866,301	—	78,866,301	—
U.S. Government Agency Securities	22,431,050	—	22,431,050	—
Exchange-Traded Funds	402,083	402,083	—	—
Money Market Funds	5,461,882	5,461,882	—	—
Total Investments	319,192,862	5,863,965	313,328,897	—
Purchased Options	4,129,297	4,129,297	—	—
Futures Contracts	291,556	291,556	—	—
Total	$323,613,715	$10,284,818	$313,328,897	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(857,261)	$(857,261)	$—	$—

First Trust Long Duration Opportunities ETF (LGOV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2024, and for the fiscal year-to-date period (November 1, 2023 to January 31, 2024) are as follows:

Security Name	Shares at 1/31/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2024	Dividend Income
First Trust Intermediate Government Opportunities ETF	19,681	$113,640	$265,273	$—	$23,170	$—	$402,083	$4,445